Segment Reporting (Reconciliation of Segment Activity to Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Real estate investments, at cost:
Investments in real estate:	$ 2,108,072	$ 2,171,170
Construction in progress	95,960	90,829
Cash and cash equivalents	52,425	77,264	$ 52,109
Restricted cash	19,160	14,094	$ 17,097
Assets held for sale	70,674	52,397
Derivative assets, at fair value	0	4,633
Straight-line rent receivable, net	20,362	17,351
Prepaid expenses and other assets	46,745	28,785
Deferred costs, net	13,087	11,752
Total assets	2,330,525	2,377,446
Medical Office Buildings
Real estate investments, at cost:
Investments in real estate:	899,280	878,703
Triple-Net Leased Healthcare Facilities
Real estate investments, at cost:
Investments in real estate:	237,366	289,686
Seniors Housing Communities
Real estate investments, at cost:
Investments in real estate:	$ 875,466	$ 911,952